Goodwill and Other Intangible Assets [Text Block] (Tables)	6 Months Ended
Sep. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Movement in Carrying Amount of Goodwill [Table Text Block]

	Six months ended September 30,
	2014	2015
	(in millions)
Balance at beginning of period
Goodwill	¥2,476,863	¥2,559,390
Accumulated impairment losses	(1,748,348)	(1,751,780)

	728,515	807,610
Foreign currency translation adjustments and other	(19,255)	2,955

Balance at end of period
Goodwill	2,457,608	2,562,345
Accumulated impairment losses	(1,748,348)	(1,751,780)

	¥709,260	¥810,565

Carrying Amount of Other Intangible Assets by Major Class [Table Text Block]

	March 31, 2015	September 30, 2015
	(in millions)
Intangible assets subject to amortization:
Software	¥660,379	¥680,768
Core deposit intangibles	193,291	178,582
Customer relationships	231,732	218,675
Trade names	56,482	57,621
Other	7,187	7,472

Total	1,149,071	1,143,118
Intangible assets not subject to amortization:
Indefinite-lived trade names	3,037	—
Other	8,056	7,882

Total	11,093	7,882

Total	¥1,160,164	¥1,151,000